                       BERGER INSTITUTIONAL PRODUCTS TRUST
                     BERGER IPT - SMALL COMPANY GROWTH FUND
                        BERGER IPT - NEW GENERATION FUND

                          SUPPLEMENT DATED MAY 23, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

         Effective June 5, 2000, Jay W. Tracey III will join Berger LLC ("Berger") as Executive Vice President and Chief Investment Officer. Mr. Tracey comes to Berger from OppenheimerFunds, Inc. where he was Vice President and portfolio manager of the Oppenheimer Enterprise Fund since its inception in November, 1995. Mr. Tracey has more than 23 years of experience in the investment management industry.

         Also Effective June 5, 2000, Berger Senior Vice President Mark S. Sunderhuse will become Executive Vice President of Berger, at which time Messrs. Tracey and Sunderhuse will serve as interim managers of the Berger IPT - Small Company Growth Fund, succeeding former manager Amy K. Selner. Mr. Sunderhuse continues as Vice President and investment manager of the Berger IPT - New Generation Fund and, effectively immediately, will manage the Berger IPT - Small Company Growth Fund until the arrival of Mr. Tracy on June 5, 2000.

         The Investment Manager table on page 21 of the Prospectus is amended accordingly.

                       BERGER INSTITUTIONAL PRODUCTS TRUST
                     BERGER IPT - SMALL COMPANY GROWTH FUND
                        BERGER IPT - NEW GENERATION FUND

                          SUPPLEMENT DATED MAY 23, 2000
                                       TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

         Effective June 5, 2000, Jay W. Tracey III will join Berger LLC ("Berger") as Executive Vice President and Chief Investment Officer. Mr. Tracey comes to Berger from OppenheimerFunds, Inc. where he was Vice President and portfolio manager of the Oppenheimer Enterprise Fund since its inception in November, 1995. Mr. Tracey has more than 23 years of experience in the investment management industry.

         Also effective June 5, 2000, Berger Senior Vice President Mark S. Sunderhuse will become Executive Vice President of Berger, at which time Messrs. Tracey and Sunderhuse will serve as interim managers of the Berger IPT - Small Company Growth Fund, succeeding former manager Amy K. Selner. Mr. Sunderhuse continues as Vice President and investment manager of the Berger IPT - New Generation Fund and, effective immediately, will manage the Berger IPT - Small Company Growth Fund until the arrival of Mr. Tracy on June 5, 2000.

         Mr. Tracey, age 46, previously served as Vice President of OppenheimerFunds, Inc. (September 1994 to May 2000) and Portfolio Manager of the Oppenheimer Enterprise Fund (from its inception in November 1995 to May 2000); formerly a Managing Director of Buckingham Capital Management (February 1994 to September 1994); prior to which he was Portfolio Manager and Vice President of other Oppenhiemer Funds and a Vice President of OppenheimerFunds, Inc. (July 1991 to February 1994).

         The biographical information appearing under the heading "3. Management of the Funds" in the Statement of Additional Information for each of the individuals referenced above is amended accordingly.